2014 STOCK AWARDS PLAN (Narrative) (Details) - shares		1 Months Ended
	Mar. 14, 2018	Nov. 30, 2014	Jun. 30, 2021	Dec. 31, 2020
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares available for issuance			7,000,000	7,000,000
2014 Stock Awards Plan [Member] | Stock Options [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares authorized to be issued under stock awards plan		7,000,000
Stock awards plan description		For incentive stock options, at the grant date the stock options exercise price is required to be at least 110% of the fair value of the Company’s common stock. The Plan permits the grants of common stock or options to purchase common stock. As plan administrator, the Board of Directors has sole discretion to set the price of the options. Further, the Board of Directors may amend or terminate the plan.
Stock options cancelled	216,667
2014 Stock Awards Plan [Member] | Stock Options [Member] | Two 10% Convertible Promissory Notes [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Stock options exchanged for debt	100,000